Benefits and Interests of Directors and Supervisors (Tables)	12 Months Ended
Dec. 31, 2021
Benefits and interests of directors and supervisors [abstract]
Summary of directors' and supervisors' emoluments

	2019
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonuses	Directors’ fees	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive directors

Wu Haijun	343	26	557	—	926
Shi Wei ( Resigned in December 2019 )	329	26	797	—	1,152
Jin Qiang	289	26	745	—	1,060
Guo Xiaojun (Resigned in December 2019)	283	26	751	—	1,060
Zhou Meiyun	248	26	709	—	983
Jin Wenmin	260	26	721	—	1,007

Independent non-executive directors

Zhang Yimin	—	—	—	150	150
Liu Yunhong	—	—	—	150	150
Du Weifeng	—	—	—	150	150
Li Yuanqin	—	—	—	150	150

Supervisors

Ma Yanhui	267	22	685	—	974
Zuo Qiang (Resigned in September 2019)	102	15	324	—	441
Li Xiaoxia (Resigned in September 2019)	102	14	529	—	645
Zhang Feng (Appointed in October 2019)	31	9	107	—	147
Chen Hongjun (Appointed in October 2019)	34	9	110	—	153
Zheng Yunrui	100	—	—	—	100
Cai Tingji	100	—	—	—	100

	2,488	225	6,035	600	9,348

	2020
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonuses	Directors’ fees	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive directors

Wu Haijun	359	44	799	—	1,202
Guan Zemin (appointed in February 2020)	367	41	397	—	805
Jin Qiang	354	44	716	—	1,114
Jin Wenmin	250	44	721	—	1,015
Huang Xiangyu (appointed in June 2020)	275	39	440	—	754
Huang Fei (appointed in June 2020)	217	39	426	—	682
Zhou Meiyun (resigned in September 2020)	181	33	668	—	882

Non-executive directors

Xie Zhenglin (appointed in June 2020)	—	—	—	—	—
Peng Kun (appointed in June 2020)	96	25	246	—	367

Independent non-executive directors

Li Yuanqin	—	—	—	150	150
Tang Song (appointed in June 2020)	—	—	—	75	75
Chen Haifeng (appointed in June 2020)	—	—	—	75	75
Yang Jun (appointed in June 2020)	—	—	—	75	75
Gao Song (appointed in June 2020)	—	—	—	75	75
Zhang Yimin (resigned in June 2020)	—	—	—	75	75
Liu Yunhong (resigned in June 2020)	—	—	—	75	75
Du Weifeng (resigned in June 2020)	—	—	—	75	75

Supervisors

Ma Yanhui	332	42	720	—	1,094
Zhang Feng	148	40	485	—	673
Chen Hongjun	159	38	485	—	682
Zheng Yunrui	100	—	—	—	100
Cai Tingji	100	—	—	—	100

	2,938	429	6,103	675	10,145

	2021
	Salaries and other benefits RMB’000	Retirement scheme contributions RMB’000	Discretionary bonuses RMB’000	Directors’ fees RMB’000	Total RMB’000
Executive directors

Wu Haijun	324	49	768	—	1,141
Guan Zemin	407	49	767	—	1,223
Jin Qiang (resigned in February 2022)	378	49	682	—	1,109
Du Jun (appointed in June 2021)	373	49	617	—	1,039
Jin Wenmin (resigned in February 2022)	265	49	684	—	998
Huang Xiangyu	276	48	684	—	1,008
Huang Fei (resigned in February 2022)	251	46	683	—	980

Non-executive directors

Xie Zhenglin	—	—	—	—	—
Peng Kun	186	46	631	—	863

Independent non-executive directors
Li Yuanqin	—	—	—	150	150
Tang Song	—	—	—	150	150
Chen Haifeng	—	—	—	150	150
Yang Jun	—	—	—	150	150
Gao Song	—	—	—	150	150

Supervisors

Ma Yanhui	350	49	682	—	1,081
Zhang Feng	169	42	584	—	795
Chen Hongjun	178	41	603	—	822
Zheng Yunrui	100	—	—	—	100
Cai Tingji	100	—	—	—	100

	3,357	517	7,385	750	12,009